UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                     FORM N-Q

       QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                 Investment Company Act file number: 811-09561

                        CENTURY CAPITAL MANAGEMENT TRUST
               (Exact name of Registrant as specified in charter)

                       c/o Century Capital Management, LLC
                               100 Federal Street
                           Boston, Massachusetts 02110
               (Address of principal executive offices) (Zip code)

                                  Steven Alfano
                       c/o Century Capital Management, LLC
                               100 Federal Street
                           Boston, Massachusetts 02110
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (617) 482-3060

Date of fiscal year end:             10/31

Date of reporting period:            7/31/05

CENTURY SMALL CAP SELECT FUND
Portfolio of Investments
July 31, 2005
(Unaudited)


        Shares                                                                              Value
        ------                                                                      -------------------

                      AUTO AND TRANSPORT - 0.8%
            185,450   Winnebago Industries, Inc.                                           $7,156,516

                      CONSUMER DISCRETIONARY - 20.2%
            491,559   America's Car-Mart, Inc. *                                           10,730,733
            514,300   Arbinet-thexchange, Inc. *                                            3,368,665
          1,033,600   Casual Male Retail Group, Inc. *                                      7,348,896
            314,900   The Cato Corp.                                                        6,663,284
            273,400   ChoicePoint, Inc. *                                                  11,920,240
            305,580   DTS, Inc. *                                                           5,769,350
            435,930   Fred's, Inc.                                                          8,413,449
            326,950   Goody's Family Clothing, Inc.                                         2,530,593
            443,400   Greenfield Online, Inc. *                                             6,030,240
            162,100   Guitar Center, Inc. *                                                10,470,850
            408,950   Harris Interactive, Inc. *                                            1,648,069
            323,975   Jarden Corp. *                                                       12,427,681
            871,850   Kforce, Inc. *                                                        8,021,020
            171,400   Labor Ready, Inc. *                                                   4,063,894
            381,690   Princeton Review, Inc. *                                              2,301,591
            476,600   Providence Service Corp. *                                           12,839,604
            329,490   Ruby Tuesday, Inc.                                                    8,243,840
            590,400   Scientific Games Corp. *                                             16,165,152
            163,200   Thomas Nelson, Inc.                                                   3,727,488
            204,070   Tractor Supply Co. *                                                 11,472,815
            565,768   Tuesday Morning Corp.                                                19,977,268
            260,004   USANA Health Sciences, Inc. *                                        12,612,794
                                                                                   -------------------
                                                                                          186,747,515
                                                                                   -------------------
                      CONSUMER STAPLES - 0.9%
            393,050   American Italian Pasta Co.                                            8,273,703

                      FINANCIAL SERVICES - 18.4%
            524,350   Advent Software, Inc. *                                              12,600,131
            111,750   Arbor Realty Trust, Inc.                                              3,441,900
            105,180   Bancorp Rhode Island, Inc.                                            3,917,955
            745,180   Blackbaud, Inc.                                                      10,656,074
            571,850   Bristol West Holdings, Inc.                                          10,476,292
            223,080   Capital Trust, Inc.                                                   7,462,026
            447,700   CapitalSource, Inc. *                                                 8,765,966
            234,700   Collegiate Funding Services, Inc. *                                   3,482,948
            223,450   Community Bancorp *                                                   7,376,085
            512,122   Encore Capital Group, Inc. *                                          9,013,347
            152,110   First Community Bancorp, Inc.                                         7,794,116
            753,390   First Niagara Financial Group, Inc.                                  11,097,435
            185,350   Infinity Property and Casualty Corp.                                  6,568,804
            192,100   Interactive Data Corp. *                                              4,114,782
            159,100   IPC Holdings, Ltd.                                                    6,435,595
            272,780   Jones Lang LaSalle, Inc. *                                           13,434,415
            436,300   Marlin Business Services Corp. *                                      9,707,675
             88,600   McGrath RentCorp.                                                     2,302,714
            418,390   Platinum Underwriters Holding, Ltd.                                  14,505,581
            128,400   PXRE Group Ltd.                                                       3,274,200
            203,930   Redwood Trust, Inc.                                                  11,073,399
            123,400   World Acceptance Corp. *                                              3,352,778
                                                                                   -------------------
                                                                                          170,854,218
                                                                                   -------------------
                      HEALTH CARE - 12.0%
                800   Adams Respiratory Therapeutics *                                         23,600
            207,300   Amedisys, Inc. *                                                      8,113,722
            163,640   American Healthways, Inc. *                                           7,293,435
             74,450   AMERIGROUP Corp. *                                                    2,579,693
            384,700   Andrx Corp. *                                                         7,136,185
            394,030   Apria Healthcare Group, Inc. *                                       13,290,632
             17,000   Haemonetics Corp. *                                                     717,910
            241,150   Kensey Nash Corp. *                                                   7,769,853
            151,650   Medicis Pharmaceutical Corp.                                          5,143,968
            743,030   Merit Medical Systems, Inc. *                                        12,802,407
            127,190   Millipore Corp. *                                                     7,792,931
            168,010   Molina Healthcare, Inc. *                                             4,022,159
            362,150   PSS World Medical, Inc. *                                             5,294,633
            977,923   Perrigo Co.                                                          13,593,130
            156,620   Stericycle, Inc. *                                                    9,102,754
            177,255   United Surgical Partners Int'l, Inc. *                                6,382,953
                                                                                   -------------------
                                                                                          111,059,964
                                                                                   -------------------
                      MATERIALS AND PROCESSING - 2.3%
            121,950   Maverick Tube Corp. *                                                 4,045,081
            194,700   Olin Corp.                                                            3,572,745
            753,380   RPM International, Inc.                                              14,125,875
                                                                                   -------------------
                                                                                           21,743,701
                                                                                   -------------------
                      OTHER - 2.3%
            153,150   iShares Trust Russell 2000 Gr. Index                                 10,659,240
            156,250   iShares Trust Russell 2000 Index Fund                                10,607,812
                                                                                   -------------------
                                                                                           21,267,052
                                                                                   -------------------
                      OTHER ENERGY - 3.4%
             74,000   Berry Petroleum Co.                                                   4,218,740
            390,050   Foundation Coal Holdings, Inc.                                       12,969,162
            244,150   Houston Exploration Co. *                                            14,109,429
                                                                                   -------------------
                                                                                           31,297,330
                                                                                   -------------------
                      PRODUCER DURABLES 3.8%
            181,100   Dionex Corp. *                                                        8,359,576
            690,750   Orbital Sciences Corp. *                                              7,957,440
            379,700   Plantronics, Inc.                                                    12,970,552
            180,150   Spectrum Brands, Inc. *                                               5,584,650
                                                                                   -------------------
                                                                                           34,872,218
                                                                                   -------------------
                      TECHNOLOGY 10.7%
            221,850   Bell Microproducts, Inc. *                                            2,309,459
            395,270   Benchmark Electronics, Inc. *                                        12,648,640
            302,800   Cognos, Inc. *                                                       11,845,536
            111,884   FLIR Systems, Inc. *                                                  3,679,865
            451,950   Inter-Tel, Inc.                                                      11,253,555
            143,900   J2 Global Communications, Inc. *                                      5,771,829
            277,350   Jupitermedia Corp. *                                                  6,071,192
            167,300   NetGear, Inc. *                                                       3,464,783
              5,626   Ninetowns Digital World Trade Hldgs *                                    40,732
            216,811   Online Resources Corp. *                                              2,207,136
            329,380   Open Solutions, Inc. *                                                7,891,945
            178,238   ScanSource, Inc. *                                                    8,507,300
            260,398   Ultimate Software Group, Inc. *                                       4,765,283
            409,800   Webex Communications, Inc. *                                         11,707,986
            135,950   Websense, Inc. *                                                      6,775,748
                                                                                   -------------------
                                                                                           98,940,988
                                                                                   -------------------

                      TOTAL INVESTMENT IN COMMON STOCKS - 74.8%
                      (Identified cost, $630,257,401)                                     692,213,203
                                                                                   -------------------

     FACE
     AMOUNT           CASH EQUIVALENTS - 24.8%
    ---------------
      $ 230,022,000   State Street Bank and Trust Eurodollar
                      Time Deposit, at cost approximating value,
                      maturity 8/1/2005                                                   230,022,000
                                                                                   -------------------

                      TOTAL INVESTMENTS 99.6%                                             922,235,203
                        (Identified cost, $860,279,401)                            -------------------

                       CASH AND RECEIVABLES LESS LIABILITIES  - 0.4%                        3,589,058
                                                                                   -------------------

                      NET ASSETS - 100%                                                  $925,824,261
                                                                                   ===================


* Non-income producing security


CENTURY SHARES TRUST
Portfolio of Investments
July 31, 2005
(Unaudited)


       Shares                                                                           VALUE
       ------                                                                  ---------------------

                   CONSUMER DISCRETIONARY - 9.8%
          110,320  CDW Corp.                                                             $6,839,840
           35,150  Costco Wholesale Corp.                                                 1,615,846
           45,320  Home Depot, Inc.                                                       1,971,873
          233,715  Staples, Inc.                                                          5,321,691
          154,660  Tiffany & Co.                                                          5,263,080
          113,820  TJX Companies, Inc.                                                    2,675,908
          167,530  Wal-Mart Stores, Inc.                                                  8,267,606
                                                                               ---------------------
                                                                                         31,955,843
                                                                               ---------------------
                   CONSUMER STAPLES - 1.7%
           18,250  PepsiCo, Inc.                                                            995,173
           67,930  Sysco Corp.                                                            2,449,556
           40,270  Walgreen Co.                                                           1,927,322
                                                                               ---------------------
                                                                                          5,372,051
                                                                               ---------------------
                   FINANCIAL SERVICES - 47.9%
          236,800  AFLAC, Inc.                                                           10,679,680
          181,394  Allstate Corp.                                                        11,112,196
          234,016  American International Gr., Inc.                                      14,087,763
          115,000  Aon Corp.                                                              2,925,600
              165  Berkshire Hathaway, Inc. CL A *                                       13,777,500
          190,000  The Chubb Corp.                                                       16,875,800
          191,257  Cincinnati Financial Corp.                                             7,883,614
          129,430  Gallagher (Arthur J.) & Co.                                            3,609,803
          260,000  J.P. Morgan Chase & Co.                                                9,136,400
          223,750  MBIA, Inc.                                                            13,590,575
            8,000  Ohio Casualty Corp.                                                      204,400
          109,000  The Progressive Corp.                                                 10,866,210
          290,000  Protective Life Corp.                                                 12,632,400
          255,100  RenaissanceRe Holdings Ltd.                                           11,464,194
           71,500  SAFECO Corp.                                                           3,928,210
          218,300  Torchmark Corp.                                                       11,410,541
           87,666  Waddell & Reed Fin'l, Inc. CL A                                        1,703,350
                                                                               ---------------------
                                                                                        155,888,236
                                                                               ---------------------
                   HEALTH CARE - 20.6%
          117,120  Abbott Laboratories                                                    5,461,306
           10,000  Barr Pharmaceuticals, Inc. *                                             474,200
           35,270  Beckman Coulter, Inc.                                                  1,916,572
           78,350  Biomet, Inc.                                                           2,987,486
          142,620  Caremark Rx, Inc. *                                                    6,358,000
          227,830  Health Management Associates, Inc.                                     5,422,354
           76,460  Henry Schein, Inc. *                                                   3,300,778
           84,100  Johnson & Johnson, Inc.                                                5,379,036
           53,610  Millipore Corp. *                                                      3,284,685
          354,930  Pfizer, Inc.                                                           9,405,645
          263,560  UnitedHealth Group, Inc.                                              13,784,188
          127,440  Wellpoint, Inc. *                                                      9,015,106
                                                                               ---------------------
                                                                                         66,789,354
                                                                               ---------------------
                   PRODUCER DURABLES - 4.7%
          209,550  Pall Corp.                                                             6,489,764
          175,860  United Technologies Corp.                                              8,916,102
                                                                               ---------------------
                                                                                         15,405,866
                                                                               ---------------------

                   TECHNOLOGY - 6.5%
           82,308  Check Point Software Tech. Ltd. *                                      1,854,399
           87,100  Cisco Systems, Inc. *                                                  1,667,965
           19,950  Intuit, Inc. *                                                           957,600
          380,540  Microsoft Corp.                                                        9,745,629
          172,730  Texas Instruments, Inc.                                                5,485,905
           34,100  Zebra Technologies Corp. *                                             1,329,900
                                                                               ---------------------
                                                                                         21,041,398
                                                                               ---------------------

                   TOTAL INVESTMENT IN COMMON STOCKS - 91.2%
                   (Identified cost, $125,008,882)                                      296,452,747
                                                                               ---------------------

     FACE
     AMOUNT        CASH EQUIVALENTS - 8.8%
    -------------
      $28,721,000  State Street Bank and Trust Eurodollar
                   Time Deposit, at cost approximating value,
                   maturity 8/1/2005                                                     28,721,000
                                                                               ---------------------

                   TOTAL INVESTMENTS 100.0%                                             325,173,747
                     (Identified cost, $153,729,882)                           ---------------------


                    CASH AND RECEIVABLES LESS LIABILITIES  - (0.0%)                         (20,956)
                                                                               ---------------------

                   NET ASSETS - 100%                                                  $ 325,152,791
                                                                               =====================


* Non-income producing security

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

CENTURY CAPITAL MANAGEMENT TRUST

By:                    /s/ Alexander L. Thorndike
                       --------------------------------------
                       Alexander L. Thorndike
                       Chairman (Principal Executive Officer)

Date:                  September 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:                 /s/ Alexander L. Thorndike
                    -----------------------------------------
                    Alexander L. Thorndike
                    Chairman (Principal Executive Officer)

Date:               September 29, 2005


By:                 /s/Steven Alfano
                    -----------------------------------------
                    Steven Alfano
                    Secretary (Principal Financial Officer)

Date:               September 29, 2005

                                  EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)